BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 200,780	$ 267,758
Total Current Assets	200,780	267,758
TOTAL ASSETS	200,780	267,758
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	4,470
TOTAL CURRENT LIABILITIES	4,470
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,269,950 shares issued and outstanding at June 30, 2011 and December 31, 2010	4,270	4,270
Additional paid in capital	349,898	349,898
Deficit accumulated during the Development Stage	(157,858)	(86,410)
TOTAL STOCKHOLDERS' EQUITY	196,310	267,758
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 200,780	$ 267,758